Real Estate And Accumulated Depreciation (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended																																																																																																																		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010 Arlington Pentagon City Residence Inn Year	Dec. 31, 2010 Atlanta Marriott Marquis Year	Dec. 31, 2010 Atlanta Marriott Perimeter Center Year	Dec. 31, 2010 Atlanta Marriott Suites Midtown Year	Dec. 31, 2010 Boston Marriott Copley Place Year	Dec. 31, 2010 Calgary Marriott Year	Dec. 31, 2010 Chicago Downtown Courtyard River North Year	Dec. 31, 2010 Chicago Marriott O Hare Year	Dec. 31, 2010 Chicago Marriott Suites Downers Grove Year	Dec. 31, 2010 Chicago Marriott Suites O Hare Year	Dec. 31, 2010 Coronado Island Marriott Resort Year	Dec. 31, 2010 Costa Mesa Marriott Year	Dec. 31, 2010 Courtyard Nashua Year	Dec. 31, 2010 Dallas, Addison Marriott Quorum By The Galleria Year	Dec. 31, 2010 Dayton Marriott Year	Dec. 31, 2010 Delta Meadowvale Resort Conference Center Year	Dec. 31, 2010 Denver Marriott Tech Center Hotel Year	Dec. 31, 2010 Denver Marriott West Year	Dec. 31, 2010 Embassy Suites Chicago Downtown Lakefront Year	Dec. 31, 2010 Four Seasons Hotel Atlanta Year	Dec. 31, 2010 Four Seasons Hotel Philadelphia Year	Dec. 31, 2010 Gaithersburg Marriott Washingtonian Center Year	Dec. 31, 2010 Grand Hyatt Atlanta In Buckhead Year	Dec. 31, 2010 Greensboro Highpoint Marriott Airport Year	Dec. 31, 2010 Harbor Beach Marriott Resort Spa Year	Dec. 31, 2010 Hartford Marriott Rocky Hill Year	Dec. 31, 2010 Hilton Singer Island Oceanfront Resort Year	Dec. 31, 2010 Houston Airport Marriott Year	Dec. 31, 2010 Houston Marriott At The Texas Medical Center Year	Dec. 31, 2010 Hyatt Regency Cambridge Year	Dec. 31, 2010 Hyatt Regency Maui Resort Spa On Kaanapali Beach Year	Dec. 31, 2010 Hyatt Regency Reston Year	Dec. 31, 2010 Hyatt Regency San Francisco, Burlingame Year	Dec. 31, 2010 Hyatt Regency Washington On Capitol Hill Year	Dec. 31, 2010 JW Marriott Desert Springs Resort Spa Year	Dec. 31, 2010 JW Marriott Hotel Buckhead Atlanta Year	Dec. 31, 2010 JW Marriott Hotel Houston Year	Dec. 31, 2010 JW Marriott Mexico City Year	Dec. 31, 2010 JW Marriott Rio De Janeiro Year	Dec. 31, 2010 JW Marriott Washington, DC Year	Dec. 31, 2010 Kansas City Airport Marriott Year	Dec. 31, 2010 Key Bridge Marriott Year	Dec. 31, 2010 Le Meridien Piccadilly Year	Dec. 31, 2010 Manhattan Beach Marriott Year	Dec. 31, 2010 Marina Del Rey Marriott Year	Dec. 31, 2010 Marriott At Metro Center Year	Dec. 31, 2010 Memphis Marriott Downtown Year	Dec. 31, 2010 Miami Marriott Biscayne Bay Year	Dec. 31, 2010 Minneapolis Marriott City Center Year	Dec. 31, 2010 New Orleans Marriott Year	Dec. 31, 2010 New York Marriott Downtown Year	Dec. 31, 2010 New York Marriott Marquis Times Square Year	Dec. 31, 2010 Newark Liberty International Airport Marriott Year	Dec. 31, 2010 Newport Beach Marriott Bayview Year	Dec. 31, 2010 Newport Beach Marriott Hotel Spa Year	Dec. 31, 2010 Orlando World Center Marriott Resort Convention Center Year	Dec. 31, 2010 Park Ridge Marriott Year	Dec. 31, 2010 Philadelphia Airport Marriott Year	Dec. 31, 2010 Philadelphia Marriott Downtown Year	Dec. 31, 2010 Portland Marriott Downtown Waterfront Year	Dec. 31, 2010 San Antonio Marriott Rivercenter Year	Dec. 31, 2010 San Antonio Marriott Riverwalk Year	Dec. 31, 2010 San Cristobal Tower, Santiago Year	Dec. 31, 2010 San Diego Marriott Hotel Marina Year	Dec. 31, 2010 San Diego Marriott Mission Valley Year	Dec. 31, 2010 San Francisco Airport Marriott Year	Dec. 31, 2010 San Francisco Marriott Fisherman Wharf Year	Dec. 31, 2010 San Francisco Marriott Marquis Year	Dec. 31, 2010 San Ramon Marriott Year	Dec. 31, 2010 Santa Clara Marriott Year	Dec. 31, 2010 Scottsdale Marriott At McDowell Mountains Year	Dec. 31, 2010 Scottsdale Marriott Suites Old Town Year	Dec. 31, 2010 Seattle Airport Marriott Year	Dec. 31, 2010 Sheraton Boston Hotel Year	Dec. 31, 2010 Sheraton Indianapolis Hotel Suites Year	Dec. 31, 2010 Sheraton Needham Hotel Year	Dec. 31, 2010 Sheraton New York Hotel Towers Year	Dec. 31, 2010 Sheraton Parsippany Hotel Year	Dec. 31, 2010 Sheraton San Diego Hotel Marina Year	Dec. 31, 2010 Sheraton Santiago Hotel Convention Center Year	Dec. 31, 2010 South Bend Marriott Year	Dec. 31, 2010 St Regis Hotel, Houston Year	Dec. 31, 2010 Swissotel Chicago Year	Dec. 31, 2010 Tampa Airport Marriott Year	Dec. 31, 2010 Tampa Marriott Waterside Hotel Marina Year	Dec. 31, 2010 The Fairmont Kea Lani Maui Year	Dec. 31, 2010 The Ritz Carlton, Amelia Island Year	Dec. 31, 2010 The Ritz Carlton, Buckhead Year	Dec. 31, 2010 The Ritz Carlton, Marina Del Rey Year	Dec. 31, 2010 The Ritz Carlton, Naples Year	Dec. 31, 2010 The Ritz Carlton, Naples Golf Resort Year	Dec. 31, 2010 The Ritz Carlton, Phoenix Year	Dec. 31, 2010 The Ritz Carlton, San Francisco Year	Dec. 31, 2010 The Ritz Carlton, Tysons Corner Year	Dec. 31, 2010 The Westin Buckhead Atlanta Year	Dec. 31, 2010 The Westin Chicago River North Year	Dec. 31, 2010 The Westin Cincinnati Year	Dec. 31, 2010 The Westin Georgetown, Washington, DC Year	Dec. 31, 2010 The Westin Indianapolis Year	Dec. 31, 2010 The Westin Kierland Resort Spa Year	Dec. 31, 2010 The Westin Los Angeles Airport Year	Dec. 31, 2010 The Westin Mission Hills Resort Spa Year	Dec. 31, 2010 The Westin Seattle Year	Dec. 31, 2010 The Westin South Coast Plaza Year	Dec. 31, 2010 The Westin Tabor Center Year	Dec. 31, 2010 The Westin Waltham Boston Year	Dec. 31, 2010 Toronto Marriott Airport Year	Dec. 31, 2010 Toronto Marriott Downtown Eaton Center Year	Dec. 31, 2010 W New York Year	Dec. 31, 2010 W New York Union Square Year	Dec. 31, 2010 W Seattle Year	Dec. 31, 2010 Washington Dulles Airport Marriott Year	Dec. 31, 2010 Westfields Marriott Washington Dulles Year	Dec. 31, 2010 Total Hotels	Dec. 31, 2010 Other Properties Year
Real Estate and Accumulated Depreciation [Line Items]
Debt	$ 1,025									$ 35										$ 33									$ 134															$ 117			$ 50												$ 104	$ 246																																		$ 208															$ 37		$ 24	$ 37						$ 1,025
Initial Costs, Land	1,609				6	13				5	7	4	2	5		3	3	14	2	4	6			5	26	7	8				3			18	92	11	16	40	13	16	4	11	13	26				7		20				16	19			6	11	18			3	6			7		4	11	6				8	3	3	42	3	5	346	8		19		6	29			55	25	14		19	6	10	31		5	33		16	11	100		38	39			9	5		138	48	11		7	1,609
Initial Costs, Buildings & Improvements	8,630				29	184	7	26	203	18	27	26	14	36	53	18	14	27	30	20	26	12	86	48	60	22	88	19	62	17	10	10	19	84	212	78	119	230	143	21	26	35	29	98	8	38	148	29	13	24	16	27	27	96	79	552	30	14	13	157	20	42	144	40	86	45	15	202	23	48	20	278	22	39	48	20	42	262	51	27	409	30	328	11	8	33	132	9		294	115	81	52	126		63	123	89	84	116	54	80	100	280	102	49	175	47	89	59	24	27	102	145	125	3	32	8,627	3
Subsequent Costs Capitalized	3,510				6	159	33	8	49	14	11	38	5	6	24	6	6	18	8	18	26	10	6	18	20	8	21	8	99	5	11	37	17	4	26	17	49	17	110	17	22	7	1	41	22	31	4	14	23	18	34	27	39	106	39	132	4	8	112	319	10	8	66	20	72	17	3	227	10	37	17	90	17	53	3	7	15	32	1	3	36	6	23	(1)	10	11	73	17	106	16	53	58	23	94	66	7	20	14	21	0	9	10	7	6	14	12	2	8	7	7	15	16	34		1	34	15	3,496	14
Land	1,669				6	16	15			5	7	4	2	5		3	3	14	2	4	6			6	27	7	8				2			19	92	12	20	40	14	16	6	10	13	26						20				16	19			6	11	29			11	6			8		4	12	6				8	3	3	42	3	5	346	8		21		6	30		11	55	25	15		21	6	10	31		6	33		16	12	100		38	39			9	5		138	48	11		7	1,669
Buildings & Improvements	12,080				35	340	25	34	252	32	38	64	19	42	77	24	20	45	38	38	52	22	92	65	79	30	109	27	161	22	22	47	36	87	238	94	164	247	252	38	46	43	30	139	30	69	152	50	36	42	50	54	66	202	118	684	34	22	125	465	30	50	202	60	158	62	17	429	33	84	37	368	39	92	51	27	57	294	52	30	445	36	351	8	18	44	204	26	95	310	168	138	75	218	66	70	143	103	104	116	63	90	106	286	116	61	177	55	96	66	39	43	136	145	126	37	47	12,063	17
Total	13,749	13,076	13,115	12,528	41	356	40	34	252	37	45	68	21	47	77	27	23	59	40	42	58	22	92	71	106	37	117	27	161	22	24	47	36	106	330	106	184	287	266	54	52	53	43	165	30	69	152	50	36	62	50	54	66	218	137	684	34	28	136	494	30	50	213	66	158	62	25	429	37	96	43	368	39	92	59	30	60	336	55	35	791	44	351	29	18	50	234	26	106	365	193	153	75	239	72	80	174	103	110	149	63	106	118	386	116	99	216	55	96	75	44	43	274	193	137	37	54	13,732	17
Accumulated Depreciation	$ 3,834	$ 3,404	$ 3,075	$ 2,651	$ 14	$ 92	$ 19	$ 13	$ 64	$ 16	$ 17	$ 48	$ 8	$ 14	$ 28	$ 10	$ 12	$ 21	$ 12	$ 19	$ 22	$ 13	$ 16	$ 22	$ 28	$ 12	$ 35	$ 13	$ 63	$ 11	$ 12	$ 37	$ 17	$ 34	$ 47	$ 31	$ 53	$ 35	$ 89	$ 22	$ 24	$ 28	$ 0	$ 46	$ 25	$ 53	$ 2	$ 22	$ 15	$ 19	$ 21	$ 21	$ 39	$ 85	$ 47	$ 410	$ 20	$ 9	$ 60	$ 147	$ 11	$ 19	$ 78	$ 26	$ 56	$ 25	$ 2	$ 136	$ 14	$ 37	$ 18	$ 173	$ 15	$ 63	$ 8	$ 10	$ 29	$ 37	$ 6	$ 4	$ 60	$ 5	$ 43	$ 2	$ 9	$ 7	$ 52	$ 20	$ 27	$ 53	$ 53	$ 53	$ 32	$ 97	$ 15	$ 24	$ 49	$ 37	$ 34	$ 1	$ 9	$ 13	$ 14	$ 32	$ 15	$ 9	$ 21	$ 15	$ 12	$ 9	$ 17	$ 18	$ 21	$ 1	$ 15	$ 29	$ 20	$ 3,822	$ 12
Date of Completion of Construction					-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	2000	-	-	-	-	-	2002	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Date Acquired					1996	1998	1976	1996	2002	1996	1992	1998	1989	1997	1997	1996	1989	1994	1998	1996	1994	1983	2004	1998	1998	1993	1998	1983	1997	1991	1986	1984	1998	1998	2003	1998	1998	2006	1997	1990	1994	1996	2010	2003	1993	1997	2010	1997	1995	1994	1998	1998	1986	1996	1997	1986	1984	1975	1975	1997	1987	1995	1995	1994	1996	1995	2006	1996	1998	1994	1994	1989	1996	1989	2004	1988	1998	2006	2006	1986	2006	2006	2006	2006	1981	2006	1998	2000	-	2003	1998	1996	1997	1996	-	1998	1998	1998	1998	2010	2006	2006	2006	2006	2006	2006	2006	2006	2006	2006	1996	1995	2006	2010	2006	1970	1994		various
Depreciation Life					40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40		40